INVENTORIES	6 Months Ended
Jun. 30, 2023
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 3:-	INVENTORIES

Inventories are comprised of the following:

	June 30,	December 31,
	2023	2022
	Unaudited	Audited

Raw materials, parts and supplies	$7,726	$6,086
Work in progress and assembled raw materials	10,930	10,294
Finished products	21,393	16,644

	$40,049	$33,024

Inventory net write-offs amounted to $1,455 and $1,413 during the six months ended June 30, 2023 and 2022, respectively.